Significant Accounting Policies - Statutory reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC VIEs shall be transferred	50.00%
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries shall be transferred	50.00%
Appropriations of statutory reserves	¥ 0	¥ 0	¥ 0
Appropriations to other reserve funds	¥ 0	¥ 0	¥ 0